BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

19.    BORROWINGS

(a)   Short-term borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Short-term borrowings	6,916,827,666	8,517,391,989
Long-term borrowings—current portion	186,571,525	529,857,922
Total short-term borrowings	7,103,399,191	9,047,249,911

The short-term borrowings outstanding as of December 31, 2018 and December 31, 2019 carried a weighted average interest rate of 4.43% and 4.05% per annum, respectively. Included in the balance of short-term bank borrowings as of December 31, 2019 were borrowings of RMB52,200,412, RMB2,417,420,149 and RMB440,948,005 which are denominated and repayable in EUR, USD and JPY, respectively.

The Group entered into an agreement to sell two solar power plants in Mexico to a Mexican renewable energy company in November 2019. Short-term borrowings of RMB35,591,498 related to these two solar power plants were reclassified as liabilities held for sale as of December 31, 2019.

Details of the Group’s short-term borrowings as of December 31, 2019 are:

Type of loan	As of December 31, 2019	Guarantee/Collateral
Credit loan	351,688,734		a)
Letter of credit loan	1,432,899,992		a)
	1,657,515,587	Guaranteed by JinkoSolar Holding	b)
	90,136,520	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
	80,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	886,235,381	Guaranteed by Jiangxi Jinko	b)
	779,858,130	Guaranteed by Zhejiang Jinko	b)
	50,000,000	Collateralized on Jiangxi Jinko's share	c)
Guaranteed by subsidiaries of the	749,835,112	Collateralized on Jiangxi Jinko's Account receivables	d)
Group and/or collateralized on the	60,000,000	Collateralized on Zhejiang Jinko's Account receivables	d)
Group’s assets	100,000,000	Collateralized on bank deposits of Zhejiang Jinko	e)
	90,969,648	Collateralized on bank deposits of Jiangxi Import & Export Company	e)
	62,000,000	Collateralized on bank deposits of Jiangxi Jinko	e)
	10,000,000	Collateralized on bank deposits of Jiangxi Photovoltaic Material	e)
	4,784,865	Collateralized on bank deposits of Jinko USA	e)
	7,046,074	Collateralized on the Group's inventory	f)
	428,138,525	Financings associated with failed sale-leaseback transactions	g)
	2,206,141,343	Guaranteed and collateralized on buildings, equipment and other assets of the Group	h)
Total	9,047,249,911
a)	As of December 31, 2019, the Group had short-term bank borrowings of RMB351,688,734 credit loans, RMB1,432,899,992 letter of credit loan. The remaining short-term bank borrowings of RMB7,262,661,185 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB1,657,515,587 guaranteed by JinkoSolar Holding, RMB90,136,520 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB80,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB886,235,381 guaranteed by Jiangxi Jinko, RMB779,858,130 guaranteed by Zhejiang Jinko, respectively.
c)	Borrowings of RMB50,000,000 collateralized on the Jiangxi Jinko’s share pledge.
d)	Borrowings of RMB749,835,112 collateralized on the account receivables of Jiangxi Jinko, and borrowing of RMB60,000,000 collateralized on the account receivables of Zhejiang Jinko.
e)	Borrowings of RMB100,000,000 collateralized on the bank deposit of Zhejiang Jinko, RMB90,969,648 collateralized on the bank deposit by JinkoSolar Import & Export Company, RMB62,000,000 collateralized on the bank deposit of Jiangxi Jinko, RMB10,000,000 collateralized on the bank deposit of Jiangxi Jinko Photovoltaic Material, RMB4,784,865 collateralized on the bank deposit of Jinko USA.
f)	Borrowing of RMB7,046,074 collateralized on the Group’s certain inventories.
g)	As of December 31, 2019, the Company recorded financings associated with failed sale-leaseback transactions with the amount of RMB140,055,814 under short-term borrowings, RMB725,604,249 under long-term borrowings, including RMB288,082,711 as current portion (Note 19(b)).
h)	Borrowings of RMB2,206,141,343 collateralized on the Group’s certain building and equipment, including RMB456,180,000 which were also collateralized on the Group’s certain land use rights, and RMB146,180,000 were also collateralized on the Group’s certain inventory. In addition, included in these borrowings there were borrowings of RMB290,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB309,000,000 guaranteed by Jiangxi Jinko, RMB75,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB1,143,817,971 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB50,000,000 guaranteed by shareholders (Xiande Li).

The net book value of the total collaterialized accounts receivables, land use right, building, equipment and inventory was RMB1,200,492,957, RMB171,927,583, RMB524,617,724, RMB1,633,817,904, RMB258,692,099, respectively, as of December 31, 2019.

(b)   Long-term borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Long-term bank borrowings	2,141,402,299	1,390,440,838
Long-term financings associated with failed sale-leaseback transactions	—	725,604,249
Less: Current portion of long-term bank borrowings	(186,571,525)	(241,775,211)
Less: Current portion of financings associated with failed sale-leaseback transactions	—	(288,082,711)
Total long-term borrowings	1,954,830,774	1,586,187,165

Future principal repayments on the long-term borrowings are as follows:

Year ended December 31,	RMB
2020	529,857,922
2021	623,041,126
2022	121,985,440
2023	97,463,105
2024	100,908,790
Thereafter	642,788,704
Total	2,116,045,087

1)    Long-term bank borrowings

In 2015 and 2016, the Company entered into loan agreements with the Export-Import Bank of China for an aggregate amount of RMB609,283,000, which were repayable from April 2017 to June 2020. As of December 31 2019, balance of these borrowings amounted to RMB69,881,000, which is due in June 2020. The effective interest rate of the borrowings was 3.82% in 2019. The Borrowings were guaranteed by Zhejiang Jinko and JinkoSolar Holding.

In 2016, the Company entered into a 10-year loan agreement with China Merchants Bank for a principle amount of RMB87,880,000 with the interest rate of 5.39%, which was repayable from February 2016 to January 2026. As of December 31 2019, the total outstanding balances amounted to RMB59,631,212, including RMB8,378,198 due on December 31, 2020. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB168,753,985.

In 2017, the Company entered into a 3-year loan agreement with Jiangxi Guochuang Investment Co., Ltd. (“Guochuang”) with the principle amount of RMB50,000,000 which was interest free. Guochuang is a government background entity who provided the interest-free loan to the Company to support its daily operations. The borrowing was collateralized on Jiangxi Jinko’s share pledge.

In 2017, the Company entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD 6,000,000 (RMB41,857,200) . The interest rate is the aggregate of 5.62% and LIBOR. The borrowing was guaranteed by JinkoSolar Holding.

In 2018, the Company entered into a 3-year loan agreement with Credit Suisse AG, Singapore Branch with the principle amount of USD 40,000,000 (RMB279,048,000). The interest rate is the aggregate of 5.62% and LIBOR. The borrowing was guaranteed by JinkoSolar Holding.

In 2018, the Company entered into a 7-year loan agreement with a group of lenders including MUFG Bank Mexico, S.A. and BBVA Bancomer. As of December 31, 2019, The Company has drawn down RMB780,163,451 (USD103,248,381 and MXN162,564,059) which is due and payable in March 2025. The interest rate is the aggregate of 2% and LIBOR. The borrowing was pledged by all the shares and assets with carrying amount of RMB1,043,516,591 as of December 31, 2019 of certain project companies of the Group. As of December 31, 2019, the borrowing was reclassified as held-for-sale liabilities.

In 2018, the Company entered into a 14-year loan agreement with Inter-American Development Bank and Nederlandse Financierings-Maatschappij Voor Ontwikkelingslandeen N.V. for an aggregate amount of USD105,185,805(RMB733,797,213). As of December 31, 2019, the Company has drawn down RMB511,273,426 (USD73,288,241), including RMB25,158,813 due on December 31, 2020. The interest rate is the aggregate of 5%~9% and LIBOR.The borrowing was pledged by all of the Group’s rights under the loan agreement and all current and future funds deposited in the designated bank account as well as all of the assets and shares with carrying amount of RMB926,590,039 as of December 31, 2019 of certain project companies of the Group.

In 2018, the Company entered into a 7-year loan agreement with MUFG Bank Mexico, S.A and MUFG Bank Ltd. for an aggregate amount of USD 19,596,403(RMB136,708,427). As of December 31, 2019, the Company has drawn down RMB135,019,993 (USD18,967,411 and MXN7,328,535) which is due and payable in October 2025. The interest rate is the aggregate of 2% and LIBOR. The borrowing was pledged by all the shares and assets with carrying amount of RMB240,524,789 as of December 31, 2019 of certain project companies of the Group, As of December 31, 2019, the borrowing was reclassified as liabilities held for sale.

In 2019, the Company entered into a 8-year loan agreement with China Everbright Bank for a principle amount of RMB372,000,000 with the interest rate of 6.37%, which was repayable from September 2019 to July 2027. As of December 31, 2019, the total outstanding balances amounted to RMB348,750,000, including RMB46,500,000 due on December 31, 2020. The borrowing was collateralized on the Group’s certain buildings with the net book value of RMB706,173,643.

In 2019, the Company entered into a 2-year loan agreement with China CITIC Bank for a principle amount of RMB30,000,000 with the interest rate of 8.50%, which was due and payable in August 2021.

2)    Financings associated with failed sale-leaseback transactions

During the year of 2019, the Group sold certain machinery and equipment with total carrying amount of RMB1,055.2 million to certain third parties (the “purchaser-lessors”) for a total consideration of RMB927.0 million and simultaneously entered into contracts to lease back these assets from the purchaser-lessors for periods from one to six years. Pursuant to the terms of the contracts, the Group is required to pay to the purchaser-lessors quarterly lease payment over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the fair value of these equipment upon expiration of leasing period is most likely to be much higher than the repurchase price. Therefore, these lease transactions do not qualify as sale-leaseback transaction. Accordingly, the Company identified the transactions as financing arrangements and recorded as borrowings. As of December 31, 2019, the Company recorded RMB140,055,814 under short-term borrowings and RMB725,604,249 under long-term borrowings, including RMB288,082,711 as current portion.